Operating leases and rental payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future Minimum Rental Payments
Future minimum rental payments under non-cancelable operating leases	€ 4,505,026	€ 3,959,818
Operating lease expense	823,446	756,393	€ 690,830
Less than 1 year
Future Minimum Rental Payments
Future minimum rental payments under non-cancelable operating leases	728,312	702,436
1 to 3 Years
Future Minimum Rental Payments
Future minimum rental payments under non-cancelable operating leases	1,246,719	1,138,767
3 to 5 Years
Future Minimum Rental Payments
Future minimum rental payments under non-cancelable operating leases	934,725	827,555
Over 5 Years
Future Minimum Rental Payments
Future minimum rental payments under non-cancelable operating leases	€ 1,595,270	€ 1,291,060